Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Presents Major Accounts of Statements of Operations

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2024.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$13,712,964	$2,151,809	$15,864,773
Cost of revenues	(5,510,088)	(1,442,472)	(6,952,560)
Selling and marketing expenses	(3,799,558)	(210,824)	(4,010,382)
General and administrative expenses	(4,815,112)	(174,672)	(4,989,784)
Research and development expenses	(252,451)	-	(252,451)
Loss from disposal of property and equipment	(863)	-	(863)
Total operating expenses	$(8,867,984)	$(385,496)	$(9,253,480)
Segment operating (loss) income	$(665,108)	$323,841	$(341,267)

Interest income, net	242,848	160	243,008
Other income, net	148,089	11,926	160,015
Segment net (loss) income	$(622,577)	$349,164	$(273,413)

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2023.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$10,406,734	$9,027,211	$19,433,945
Cost of revenues	(5,162,438)	(5,759,315)	(10,921,753)
Selling and marketing expenses	(5,327,266)	(1,383,491)	(6,710,757)
General and administrative expenses	(6,470,944)	(226,365)	(6,697,309)
Research and development expenses	(514,411)	-	(514,411)
Loss from disposal of property and equipment	(1,719,442)	-	(1,719,442)
Impairment of goodwill	(5,617,865)	-	(5,617,865)
Impairment of intangible assets	(536,206)	-	(536,206)
Total operating expenses	$(20,186,134)	$(1,609,856)	$(21,795,990)
Segment operating (loss) income	$(14,941,838)	$1,658,040	$(13,283,798)

Interest income, net	216,528	20,526	237,054
Other income, net	1,069,603	142	1,069,745
Segment net (loss) income	$(12,955,659)	$1,648,420	$(11,307,239)

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2022.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$12,935,420	$1,216,096	$14,151,516
Cost of revenues	(7,166,871)	(627,981)	(7,794,852)
Selling and marketing expenses	(2,091,943)	(8,025)	(2,099,968)
General and administrative expenses	(6,649,906)	(149,728)	(6,799,634)
Research and development expenses	(411,524)	-	(411,524)
Total operating expenses	$(9,153,373)	$(157,753)	$(9,311,126)
Segment operating (loss) income	$(3,384,824)	$430,362	$(2,954,462)

Interest income, net	141,866	148	142,014
Other income, net	262,131	311	262,442
Segment net (loss) income	$(3,235,426)	$413,107	$(2,822,319)

Schedule of Geographical Segments
	December 31, 2024	December 31, 2023
Total assets
MDMOOC services	$24,890,290	$22,491,770
Sales of patented drugs	994,663	1,924,873
	$25,884,953	$24,416,643